Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 26,980	$ 16,048	$ 7,134
Interest expense	(72,535)	(40,869)	$ (31,906)
Foreign exchange gain	5,826	(37,569)
Gain from derivative financial instruments	2,963	1,246
Finance cost related to lease liabilities	(38,550)	(32,938)
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	26,980	16,048
Interest expense	(72,535)	(40,869)
Foreign exchange gain	5,826	(37,569)
Gain from derivative financial instruments	0	0
Finance cost related to lease liabilities	(38,550)	(32,938)
Financial assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	0
Foreign exchange gain	0	0
Gain from derivative financial instruments	2,963	1,246
Finance cost related to lease liabilities	$ 0	$ 0